SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

Note 20-SUBSEQUENT EVENTS

On February 25, 2014, the Company granted options under the 2004 share incentives plan to purchase 310,000 ADSs of the Company to certain of its employees at an exercise price of US$9.98 per ADS, which was the closing price per ADS as of February 25, 2014. The Company is in the process of determining the fair value of the options on the grant date.